Financial Instruments and Other Derivative Contracts (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of 10% Appreciation Against the Dollar of Main Currencies

Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management action were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2017	2016	2017	2016
10% appreciation against the dollar of:
Canadian dollar	(43)	(53)	1,111	1,666
Euro	130	(75)	1,086	845
Australian dollar	(24)	45	786	669
Sterling	(77)	(141)	632	549

Schedule of Value at Risk Pre-tax

Value-at-risk (pre-tax)	$ million
	Dec 31, 2017	Dec 31, 2016
Global oil	25	29
North America gas and power	11	12
Europe gas and power	3	2
Carbon-emission rights	1	3

Schedule of Trade and Other Receivables and Other Payables

These amounts, as presented net and gross within trade and other receivables and trade and other payables in the Consolidated Balance Sheet at December 31, were as follows:

2017	$ million
	Amounts offset			Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	10,642	6,486	4,156	42	51	4,063
Within derivative contracts	6,987	2,387	4,600	186	2,326	2,088
Liabilities:
Within trade payables	10,442	6,486	3,956	41	51	3,864
Within derivative contracts	7,315	2,392	4,923	300	2,326	2,297

2016	$ million
	Amounts offset			Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments		Net amounts
Assets:
Within trade receivables	9,844	6,539	3,305	1	12		3,292
Within derivative contracts	6,309	2,197	4,112	107	2,126	[A]	1,879	[A]
Liabilities:
Within trade payables	9,489	6,535	2,954	—	12		2,942
Within derivative contracts	9,434	2,197	7,237	86	2,126	[A]	5,025	[A]

[A] As revised.

Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting

The carrying amounts of derivative contracts at December 31 (see Notes 11 and 15), designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2017	$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	—	16	16	165	34	199	(183)
Forward foreign exchange contracts	22	403	425	—	591	591	(166)
Currency swaps and options	483	208	691	815	76	891	(200)
Commodity derivatives	—	4,929	4,929	—	4,428	4,428	501
Other contracts	—	162	162	—	125	125	37
Total	505	5,718	6,223	980	5,254	6,234	(11)

2016	$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	38	15	53	136	38	174	(121)
Forward foreign exchange contracts	—	469	469	10	348	358	111
Currency swaps and options	3	280	283	3,241	545	3,786	(3,503)
Commodity derivatives	—	5,480	5,480	—	5,230	5,230	250
Other contracts	—	77	77	—	185	185	(108)
Total	41	6,321	6,362	3,387	6,346	9,733	(3,371)

Contractual Maturities of Derivative Liabilities

The contractual maturities of derivative liabilities at December 31 compare with their carrying amounts in the Consolidated Balance Sheet as follows:

2017	$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Forward foreign exchange contracts	315	37	14	3	2	(39)	332	259	591
Currency swaps and options	541	343	140	304	194	879	2,401	(1,510)	891
Commodity derivatives	3,002	754	305	122	74	263	4,520	(92)	4,428
Other contracts	146	115	56	18	1	3	339	(15)	324
Total	4,004	1,249	515	447	271	1,106	7,592	(1,358)	6,234

[A] Mainly related to the effect of discounting.

2016	$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Forward foreign exchange contracts	341	97	56	—	(27)	—	467	(109)	358
Currency swaps and options	1,062	1,269	831	372	701	3,762	7,997	(4,211)	3,786
Commodity derivatives	3,889	706	344	111	47	204	5,301	(71)	5,230
Other contracts	95	130	102	53	20	3	403	(44)	359
Total	5,387	2,202	1,333	536	741	3,969	14,168	(4,435)	9,733

Summary of Net Carrying Amounts of Derivative Contracts Held

The net carrying amounts of derivative contracts held at December 31, categorised according to the predominant source and nature of inputs used in determining the fair value of each contract, were as follows:

2017	$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(183)	—	(183)
Forward foreign exchange contracts	—	(166)	—	(166)
Currency swaps and options	—	(200)	—	(200)
Commodity derivatives	36	302	163	501
Other contracts	—	(97)	134	37
Total	36	(344)	297	(11)

2016	$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(121)	—	(121)
Forward foreign exchange contracts	—	111	—	111
Currency swaps and options	—	(3,503)	—	(3,503)
Commodity derivatives	12	(153)	391	250
Other contracts	(2)	(183)	77	(108)
Total	10	(3,849)	468	(3,371)

Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs

Net carrying amounts of derivative contracts measured using predominantly unobservable inputs		$ million
	2017	2016
At January 1	468	607
Net losses recognised in revenue	(248)	(361)
Purchases	(252)	(227)
Sales	562	428
Recategorisations (net)	(248)	56
Currency translation differences	15	(35)
At December 31	297	468